Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Taxes (Details) [Line Items]
Tax expense
Effective income tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Statutory tax rate					21.00%	21.00%
Unused tax losses amounting					$ 43,561,639	$ 6,692,473
Unsued tax losses, carried forward					42,746,513
Non-deduction of tax deducted					129,027	130,966
Non-deduction of tax interest					45,784	46,472
Non-deduction of tax penalty					129,027
Disallowance of lease payment, interest and prior period expense					1,159,108	1,176,524
Disallowance of lease payment and PF contribution					2,123,071	2,154,971
Change in the valuation allowance					3,656,879
Indian Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Unused tax losses amounting					138,314,491	126,274,947
Net operating losses					39,298,484	$ 39,079,569
Tax Year 2033 [Member]
Income Taxes (Details) [Line Items]
Unsued tax losses, carried forward					64,347
Tax Year 2034 [Member]
Income Taxes (Details) [Line Items]
Unsued tax losses, carried forward					294,720
Tax Year 2035 [Member]
Income Taxes (Details) [Line Items]
Unsued tax losses, carried forward					220,520
Tax Year 2036 [Member]
Income Taxes (Details) [Line Items]
Unsued tax losses, carried forward					115,253
Tax Year 2037 [Member]
Income Taxes (Details) [Line Items]
Unsued tax losses, carried forward					$ 120,286